Note 14 - Stock-based Compensation - Ordinary Shares Reserved for Future Issuance (Details)	Dec. 31, 2018 shares
Ordinary shares reserved for future issuance (in shares)	441,543,750
Share-based Payment Arrangement, Option [Member]
Ordinary shares reserved for future issuance (in shares)	175,593,950
Restricted Stock Units (RSUs) [Member]
Ordinary shares reserved for future issuance (in shares)	80,763,800
Shares Reserved For Awards [Member]
Ordinary shares reserved for future issuance (in shares)	164,925,000
Employee Stock Purchase Plan [Member]
Ordinary shares reserved for future issuance (in shares)	20,261,000